STOCK BASED COMPENSATION - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 207,508	$ 447,605	$ 1,002,154	$ 1,512,292	$ 1,866,095		$ 2,490,409
Stock-based compensation expense	207,508	447,605	1,002,154	1,512,292	1,866,095		2,490,409
Cost of revenue [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	0	118,774	105,734	364,286	466,658		640,847
Stock-based compensation expense	0	118,774	105,734	364,286	466,658		640,847
Research and Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	0	112,528	93,425	378,442	476,666		617,386
Stock-based compensation expense	0	112,528	93,425	378,442	476,666		617,386
Selling and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	41,395	9,371	244,264	(189,828)	(181,160)	[1]	266,675	[1]
Stock-based compensation expense	41,395	9,371	244,264	(189,828)	(181,160)	[1]	266,675	[1]
General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	166,113	206,932	558,731	959,392	1,103,931		965,501
Stock-based compensation expense	$ 166,113	$ 206,932	$ 558,731	$ 959,392	$ 1,103,931		$ 965,501

[1]	Includes the reversal of stock compensation expense due to the departure of our Chief Marketing and Sales Officer in April 2024 and the resultant forfeiture of his unvested awards.